Other operating income (Tables)	12 Months Ended
Dec. 31, 2025
Other operating income.
Schedule of other operating income

	12 months ended December 31,
USD’000	2025	2024	2023
Other operating income from related parties	158	181	119
Other operating income - other	66	3	48
Total other operating income	224	184	167